Acquisitions - Assets/liabilities (Details) - ZAR (R) R in Millions		12 Months Ended
	Sep. 04, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Acquisition of subsidiaries, net of cash acquired		R 1,990	R 2,690	R (471)
Metallix
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	R 653
Intangible assets	162
Other receivables	107
Inventories	1,161
Trade and other receivables	134
Cash and cash equivalents	383
Other payables	(38)
Deferred tax	(197)
Tax and royalties payable	(38)
Trade and other payables	(59)
Fair value of identifiable net assets acquired	2,268
Consideration paid	2,277
Acquisition of subsidiaries, net of cash acquired	R 1,894